Intangible assets - Schedule of Intangible Assets (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	SFr 54.2	SFr 58.3
Additions	5.3	2.2
Depreciation	(4.7)	(5.1)
Currency Translation	0.9
Intangible assets and goodwill at end of the period	55.8	55.3
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	111.3	105.7
Intangible assets and goodwill at end of the period	118.4	107.8
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(57.1)	(47.4)
Intangible assets and goodwill at end of the period	(62.6)	(52.5)
Patents, licenses and other rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	45.1	47.5
Additions	1.8	1.0
Depreciation	(2.7)	(2.5)
Currency Translation	0.7
Intangible assets and goodwill at end of the period	44.9	46.0
Patents, licenses and other rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	74.5	71.8
Intangible assets and goodwill at end of the period	77.5	72.8
Patents, licenses and other rights | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(29.4)	(24.3)
Intangible assets and goodwill at end of the period	(32.5)	(26.8)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	7.3	9.0
Additions	3.5	1.2
Depreciation	(1.9)	(2.6)
Currency Translation	0.1
Intangible assets and goodwill at end of the period	9.0	7.5
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	35.0	32.1
Intangible assets and goodwill at end of the period	39.2	33.2
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	(27.7)	(23.1)
Intangible assets and goodwill at end of the period	(30.1)	(25.7)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Additions	0.0	0.0
Depreciation	0.0	0.0
Currency Translation	0.0
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	1.8	1.8
Intangible assets and goodwill at end of the period	1.8	1.8
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets and goodwill at beginning of period	0.0	0.0
Intangible assets and goodwill at end of the period	SFr 0.0	SFr 0.0